Summary of Significant Accounting Policies (Details 2) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013 segment	Dec. 31, 2012 segment	Dec. 31, 2011
Segment Information
Number of operating segments	1	1
Concentrations of Credit Risk and Off-Balance Sheet Risk
Off-balance sheet risk, asset		$ 0
Off-balance sheet risk, liability		0
Deferred IPO Issuance Costs
Period of delay in offering beyond which deferred offering costs will be expensed		90 days
Deferred issuance costs		$ 0	$ 0